Property, plant & equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant & equipment	Property, plant & equipment
The below table summarizes the movements of property, plant & equipment in 2024.

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2024	38	2,294	1,023	3,989	7,344
Additions	2	20	368	128	518
Impact of business combinations	—	—	—	1	1
Disposals and derecognitions(1)	—	(20)	(4)	(107)	(131)
Reclassifications for assets placed in service	—	87	(421)	334	—
Currency translation effects	(1)	(42)	(26)	(75)	(144)
December 31, 2024	39	2,339	940	4,270	7,588

Accumulated depreciation
January 1, 2024	—	(952)	(2)	(2,021)	(2,975)
Depreciation charge	—	(111)	—	(281)	(392)
Impairment charges	—	—	—	(1)	(1)
Disposals and derecognitions(1)	—	16	—	99	115
Currency translation effects	—	18	1	35	54
December 31, 2024	—	(1,029)	(1)	(2,169)	(3,199)
Net book value at December 31, 2024	39	1,310	939	2,101	4,389
(1)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
As of December 31, 2024, commitments for purchases of property, plant & equipment were $221 million.
The below table summarizes the movements of property, plant & equipment in 2023.

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2023	35	2,091	955	3,694	6,775
Additions	2	98	474	129	703
Disposals and derecognitions(1)	—	(28)	(7)	(177)	(212)
Reclassifications for assets placed in service	—	109	(412)	303	—
Currency translation effects	1	24	13	40	78
December 31, 2023	38	2,294	1,023	3,989	7,344

Accumulated depreciation
January 1, 2023	—	(870)	(2)	(1,878)	(2,750)
Depreciation charge	—	(100)	—	(285)	(385)
Disposals and derecognitions(1)	—	28	—	158	186
Currency translation effects	—	(10)	—	(16)	(26)
December 31, 2023	—	(952)	(2)	(2,021)	(2,975)
Net book value at December 31, 2023	38	1,342	1,021	1,968	4,369
(1)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
As of December 31, 2023, commitments for purchases of property, plant & equipment were $283 million.